John Hancock Funds III

Supplement dated September 17, 2015 to the current Class A, Class B and Class C shares Prospectus

John Hancock International Growth Fund (the fund)

Effective September 17, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 17 to 18 of the prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Shareholder fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	$20	$20	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee	0.90	0.90	0.90
Distribution and service (Rule 12b-1) fees	0.30	1.00	1.00
Other expenses [1]	0.25	0.25	0.25
Total annual fund operating expenses	1.45	2.15	2.15
Contractual expense reimbursement [2]	–0.10	–0.10	–0.10
Total annual fund operating expenses after expense reimbursements	1.35	2.05	2.05

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2]	To the extent that expenses of Class A, Class B, and Class C shares exceed 1.35%, 2.05%, and 2.05% of average annual net assets (on an annualized basis) attributable to Class A, Class B, and Class C shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class B		Class C
Shares		Sold	Kept	Sold	Kept
1 year	631	708	208	308	208
3 years	917	953	653	653	653
5 years	1,234	1,335	1,135	1,135	1,135
10 years	2,132	2,288	2,288	2,466	2,466

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated September 17, 2015 to the current Class I shares Prospectus

John Hancock International Growth Fund (the fund)

Effective September 17, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.90
Other expenses [1]	0.24
Total annual fund operating expenses	1.14
Contractual expense reimbursement [2]	–0.09
Total annual fund operating expenses after expense reimbursements	1.05

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2]	To the extent that expenses of Class I shares exceed 1.05% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	107
3 years	344
5 years	610
10 years	1,370

In addition, the information under the heading “Additional information about fund expenses” regarding the Class I shares contractual expense limitation is hereby removed.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated September 17, 2015 to the current Class R2 and Class R4 shares Prospectus

John Hancock International Growth Fund (the fund)

Effective September 17, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R2	Class R4
Maximum front-end sales charge (load)	None	None
Maximum deferred sales charge (load)	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.90	0.90
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses [1]
Service plan fee	0.25	0.10
Additional other expenses	0.14	0.14
Total other expenses	0.39	0.24
Total annual fund operating expenses	1.54	1.39
Contractual expense reimbursement [2]	–0.09	–0.19	[3]
Total annual fund operating expenses after expense reimbursements	1.45	1.20

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 and Class R4 shares.

[2]	To the extent that expenses of Class R2 and Class R4 shares exceed 1.45% and 1.20% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[3]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	148	122
3 years	468	402
5 years	822	723
10 years	1,819	1,635

In addition, the information under the heading “Additional information about fund expenses” regarding the Class R2 and Class R4 shares contractual expense limitation is hereby removed.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated September 17, 2015 to the current Class R6 shares Prospectus

John Hancock International Growth Fund (the fund)

Effective September 17, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.90
Other expenses [1]	0.14
Total annual fund operating expenses	1.04
Contractual expense reimbursement [2]	–0.02
Total annual fund operating expenses after expense reimbursements	1.02

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

[2]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	104
3 years	327
5 years	570
10 years	1,267

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.